INCOME TAXES - Reconciliation of the Statutory Income Tax Rate to Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
INCOME TAXES
Income before provision for income taxes	$ 200,669	¥ 1,397,019	¥ 1,783,392	[1]	¥ 188,076	[1]
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%		25.00%
Income tax at statutory tax rate		¥ 349,255	¥ 445,848		¥ 47,019
Non-deductible expenses		22,077	71,387		241,942
Research and Development Tax Credit		(10,820)	(7,246)
Effect of income not taxable		(12,786)	(192,501)		(53,874)
Effect of tax holiday and preferential tax rate		(126,577)	(93,121)		(167,869)
Adjustment on current income tax of the prior periods		(384)	127		(44)
Effect of different tax rates of subsidiaries operating in other jurisdictions		14,518	23,190		23,329
Effect of withholding income tax			8,723		71,277
Debt relief income (ii)		1,286,791
Utilization of tax losses from the prior period (ii)		(1,452,828)
Change in valuation allowance		169,982	(62,120)		219,430
Income tax (benefit) / expense	$ 34,363	¥ 239,228	¥ 194,287	[1]	¥ 381,210	[1]

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.